Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of Subsidiaries Consolidated Financial Statements
Name of Subsidiary	Place of Incorporation	Principal Activity	Percent Owned
3537137 Canada Inc. 1	Canada	Holding Company. Wholly-owned subsidiary of the Company.	100%
Pebble Services Inc.	Nevada, USA	Management and services company. Wholly-owned subsidiary of the Company.	100%
Northern Dynasty Partnership	Alaska, USA	Holds 99.9% interest in the Pebble Partnership and 100% of Pebble Mines.	100%(indirect)
Pebble Limited Partnership("Pebble Partnership")	Alaska, USA	Limited Partnership. Ownership and Exploration of the Pebble Project.	100%(indirect)
Pebble Mines Corp.("Pebble Mines")	Delaware, USA	General Partner. Holds 0.1% interest in the Pebble Partnership.	100%(indirect)
Pebble West Claims Corporation 2	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100%(indirect)
Pebble East Claims Corporation 2	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100%(indirect)
Pebble Pipeline Corporation	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100%(indirect)
Pebble Performance Dividend LLC	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100%(indirect)
U5 Resources Inc.	Nevada, USA	Holding Company. Wholly-owned subsidiary of the Company.	100%
Cannon Point Resources Ltd.	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
MGL Subco Ltd. ("MGL")	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
Delta Minerals Inc.("Delta")	British Columbia, Canada	Not active. Wholly-owned subsidiary of MGL.	100%(indirect)
Imperial Gold Corporation("Imperial Gold")	British Columbia, Canada	Not active. Wholly-owned subsidiary of Delta.	100%(indirect)
Yuma Gold Inc.	Nevada, USA	Not active. Wholly-owned subsidiary of Imperial Gold.	100%(indirect)